Risk Management - Summary of Foreign Currency Risk (Details)
₽ in Thousands, ₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ج.م. in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, RM in Thousands, R in Thousands, P in Thousands, Kč in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 BDT (৳)	Dec. 31, 2022 BWP (P)	Dec. 31, 2022 EGP (ج.م.)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CZK (Kč)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 JOD (JD)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 MGA (Ar)	Dec. 31, 2022 MMK (K)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 PKR (₨)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 SAR (ر.س)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 UYU ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 BDT (৳)	Dec. 31, 2021 BWP (P)	Dec. 31, 2021 EGP (ج.م.)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 CZK (Kč)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 JOD (JD)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 KZT (₸)	Dec. 31, 2021 MGA (Ar)	Dec. 31, 2021 MMK (K)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 PKR (₨)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 SAR (ر.س)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 ZAR (R)
Disclosure Of Foreign Currency Risk [Line Items]
Assets	₩ 234,804,994																														₩ 211,123,727
Liabilities	₩ 192,804,738																														₩ 145,797,021
Currency risk
Disclosure Of Foreign Currency Risk [Line Items]
Assets		د.إ 5,610	$ 4,448	৳ 7,514	P 824	ج.م. 0	$ 89	SFr 0	Kč 0	€ 1,976	£ 0	$ 0	Rp 598,697	₨ 1,592,380	JD 1,146	¥ 568,263	₸ 1,510	Ar 2,856,045	K 199,518	RM 38,177	₱ 68,592	₨ 533,816	₽ 0	ر.س 1,713	kr 0	฿ 0	$ 1,484,614	$ 128,674	₫ 1,184,670	R 43,461		د.إ 6,481	$ 3,733	৳ 50,145	P 939	ج.م. 0	$ 582	SFr 0	Kč 0	€ 1,809	£ 0	$ 0	Rp 768,731	₨ 1,715,900	JD 1,852	¥ 697,747	₸ 1,510	Ar 4,262,857	K 210,335	RM 1,964	₱ 164,167	₨ 200,844	₽ 0	ر.س 2,615	kr 0	฿ 0	$ 1,381,441	$ 90,930	₫ 952,135	R 31,971
Liabilities		د.إ 25,597	$ 299,663	৳ 0	P 0	ج.م. 1,162	$ 595	SFr 500,158	Kč 153	€ 41,073	£ 31	$ 4,014,446	Rp 1,323,840	₨ 312,978	JD 14	¥ 1,719,846	₸ 0	Ar 347,403	K 0	RM 0	₱ 7,493	₨ 219,341	₽ 2,881	ر.س 9,710	kr 449,211	฿ 389	$ 13,599,643	$ 3,106	₫ 4,495	R 0		د.إ 31,637	$ 926,960	৳ 577	P 0	ج.م. 595	$ 2,266	SFr 500,230	Kč 386	€ 42,981	£ 0	$ 1,651,665	Rp 995,510	₨ 342,833	JD 118	¥ 153,383	₸ 0	Ar 475,807	K 0	RM 0	₱ 104,245	₨ 74,423	₽ 0	ر.س 0	kr 449,167	฿ 0	$ 12,023,085	$ 3,097	₫ 262,372	R 0